Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities (Note 16):
Net income (loss)	¥ 85,597	¥ (170,667)	¥ (403,843)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	367,263	298,270	364,806
Net gain on sale of investments	(11,318)	(5,137)	(13,512)
Provision for doubtful receivables	4,392	10,862	10,538
Deferred income taxes	14,100	83,686	(24,482)
Write-down of investment securities (Notes 4, 5 and 18)	27,539	6,944	92,016
Impairment losses on long-lived assets (Notes 7 and 8)	34,692	83,004	313,466
Cash effects of changes in, excluding acquisition:
Trade receivables	83,333	(119,966)	249,123
Inventories	(54,659)	100,576	21,011
Other current assets	(181)	24,151	30,279
Trade payables	(12,826)	83,719	(199,176)
Accrued income taxes	13,038	6,706	(33,358)
Accrued expenses and other current liabilities	(24,374)	102,743	(157,660)
Retirement and severance benefits	(38,400)	(8,655)	(107,196)
Deposits and advances from customers	607	(7,368)	(21,191)
Other, net	(19,608)	33,465	(4,174)
Net cash provided by operating activities	469,195	522,333	116,647
Cash flows from investing activities (Note 16):
Proceeds from sale of short-term investments		6,442
Purchase of short-term investments		(6,369)
Proceeds from disposition of investments and advances	87,229	61,302	221,127
Increase in investments and advances	(8,873)	(8,855)	(34,749)
Capital expenditures	(420,921)	(375,648)	(521,580)
Proceeds from disposals of property, plant and equipment	152,663	117,857	40,476
(Increase) decrease in time deposits, net	19,005	99,274	(136,248)
Purchase of shares of newly consolidated subsidiaries, net of acquired companies' cash and cash equivalents (Note 2)		(174,808)
Other, net	(32,048)	(42,854)	(38,503)
Net cash used in investing activities	(202,945)	(323,659)	(469,477)
Cash flows from financing activities (Note 16):
Decrease in short-term debt, net	(34,034)	(3,360)	(34,476)
Proceeds from long-term debt	505,123	53,172	442,515
Repayments of long-term debt	(201,906)	(54,780)	(83,257)
Dividends paid to Panasonic Corporation shareholders (Note 12)	(20,704)	(25,883)	(83,364)
Dividends paid to noncontrolling interests	(12,583)	(14,619)	(20,803)
Repurchase of common stock (Note 12)	(432)	(72)	(72,416)
Sale of treasury stock (Note 12)	17	23	599
Purchase of noncontrolling interests	(589,910)	(11,095)
Other, net	(198)	(359)	(86)
Net cash provided by (used in) financing activities	(354,627)	(56,973)	148,712
Effect of exchange rate changes on cash and cash equivalents	(46,709)	(5,656)	(36,831)
Net increase (decrease) in cash and cash equivalents	(135,086)	136,045	(240,949)
Cash and cash equivalents at beginning of year	1,109,912	973,867	1,214,816
Cash and cash equivalents at end of year	¥ 974,826	¥ 1,109,912	¥ 973,867